SCHEDULE OF PURCHASE PRICE TO ASSETS ACQUIRED AND LIABILITIES (Details) - Awaysis Belize Limited [Member]	Dec. 19, 2024 USD ($)
Platform Operator, Crypto Asset [Line Items]
Cash in bank	$ 18,699
Inventories	533,050
Mortgage receivable	499,437
Property and equipment	739,221
Site development	951,850
Land	1,641,660
Escrow deposit on land contract	81,498
Total assets acquired	4,465,415
Total liabilities assumed	(4,465,415)
Net assets acquired	(0)
B O S Investment Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Due to Michael Singh	(1,703,897)
Michael Singh [Member]
Platform Operator, Crypto Asset [Line Items]
Due to Michael Singh	(2,761,518)
Fair Value, Inputs, Level 1 [Member] | Book Value [Member]
Platform Operator, Crypto Asset [Line Items]
Cash in bank	18,699
Escrow deposit on land contract	81,498
Fair Value, Inputs, Level 2 [Member] | Valuation, Market Approach [Member]
Platform Operator, Crypto Asset [Line Items]
Inventories	533,050
Fair Value, Inputs, Level 2 [Member] | Valuation, Cost Approach [Member]
Platform Operator, Crypto Asset [Line Items]
Property and equipment	739,221
Site development	951,850
Fair Value, Inputs, Level 2 [Member] | Market Approach [Member]
Platform Operator, Crypto Asset [Line Items]
Land	1,641,660
Fair Value, Inputs, Level 2 [Member] | Contractual [Member] | B O S Investment Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Due to Michael Singh	(1,703,897)
Fair Value, Inputs, Level 2 [Member] | Contractual [Member] | Michael Singh [Member]
Platform Operator, Crypto Asset [Line Items]
Due to Michael Singh	(2,761,518)
Fair Value, Inputs, Level 3 [Member] | Valuation Technique, Discounted Cash Flow [Member]
Platform Operator, Crypto Asset [Line Items]
Mortgage receivable	$ 499,437